UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid-Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.5%)
	Air Freight & Logistics (4.0%)
84,026	C.H. Robinson Worldwide, Inc.	$4,934,847
173,783	Expeditors International of Washington, Inc.	6,035,484

		10,970,331

	Capital Markets (4.1%)
153,980	Calamos Asset Management, Inc. (Class A)	1,775,389
65,453	Greenhill & Co., Inc.	5,251,949
76,155	T. Rowe Price Group, Inc.	4,055,254

		11,082,592

	Chemicals (4.4%)
115,892	Intrepid Potash, Inc. (a)	3,380,570
205,973	Nalco Holding Co.	5,254,371
146,653	Rockwood Holdings, Inc. (a)	3,455,145

		12,090,086

	Commercial Services & Supplies (0.9%)
141,271	Covanta Holding Corp. (a)	2,555,592

	Communications Equipment (1.2%)
314,277	Palm, Inc. (a)	3,155,341

	Computers & Peripherals (3.1%)
268,405	Teradata Corp. (a)	8,435,969

	Construction Materials (2.6%)
63,455	Martin Marietta Materials, Inc.	5,673,512
39,647	Texas Industries, Inc.	1,387,248

		7,060,760

	Distributors (3.4%)
2,272,180	Li & Fung Ltd. (Bermuda) (b)(c)	9,351,109

	Diversified Consumer Services (3.0%)
57,387	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	4,339,031
18,753	Strayer Education, Inc.	3,984,825

		8,323,856

	Diversified Financial Services (7.3%)
40,295	IntercontinentalExchange, Inc. (a)	4,525,129
241,084	Leucadia National Corp. (a)	5,735,388
65,422	Moody’s Corp.	1,753,310
252,088	MSCI, Inc. (Class A) (a)	8,016,398

		20,030,225

	Health Care Equipment & Supplies (3.4%)
123,445	Gen-Probe, Inc. (a)	5,295,790
12,981	Intuitive Surgical, Inc. (a)	3,937,397

		9,233,187

	Hotels, Restaurants & Leisure (7.6%)
146,091	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	10,498,099
211,989	Las Vegas Sands Corp. (a)	3,167,116
121,267	Wynn Resorts Ltd.	7,061,377

		20,726,592

	Household Durables (2.9%)
116,676	Gafisa SA (ADR) (Brazil)	3,775,640
5,942	NVR, Inc. (a)	4,223,039

		7,998,679

	Information Technology Services (2.2%)

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

359,241	Redecard SA (Brazil) (c)	$5,899,088

	Internet & Catalog Retail (4.7%)
38,008	NetFlix, Inc. (a)	2,095,761
48,949	Priceline.com, Inc. (a)	10,695,357

		12,791,118

	Internet Software & Services (8.8%)
202,620	Akamai Technologies, Inc. (a)	5,132,365
2,244,400	Alibaba.com Ltd. (Cayman Islands) (b)(c)	5,158,972
25,227	Baidu, Inc. (ADR) (Cayman Islands) (a)	10,374,099
32,620	Equinix, Inc. (a)	3,462,613

		24,128,049

	Life Sciences Tools & Services (4.5%)
209,588	Illumina, Inc. (a)	6,423,872
84,279	Techne Corp.	5,778,168

		12,202,040

	Media (4.2%)
105,692	Discovery Communications, Inc. Ser C (a)	2,802,952
311,219	Groupe Aeroplan, Inc. (Canada)	3,240,594
109,950	Morningstar, Inc. (a)	5,314,983

		11,358,529

	Multiline Retail (0.9%)
30,977	Sears Holdings Corp. (a)	2,585,031

	Oil, Gas & Consumable Fuels (7.3%)
82,717	Petrohawk Energy Corp. (a)	1,984,381
146,000	Range Resources Corp.	7,278,100
212,381	Ultra Petroleum Corp. (Canada) (a)	10,589,316

		19,851,797

	Personal Products (1.6%)
98,449	Mead Johnson Nutrition Co.	4,302,221

	Pharmaceuticals (1.3%)
55,658	Allergan, Inc.	3,507,011

	Professional Services (8.4%)
89,669	Corporate Executive Board Co. (The)	2,046,247
70,603	IHS, Inc. (Class A) (a)	3,869,750
306,988	Intertek Group PLC (United Kingdom) (c)	6,181,189
126,629	Monster Worldwide, Inc. (a)	2,203,345
290,385	Verisk Analytics, Inc. (Class A) (a)	8,792,858

		23,093,389

	Software (5.7%)
144,578	Autodesk, Inc. (a)	3,673,727
78,860	Rovi Corp. (a)	2,513,268
126,473	Salesforce.com, Inc. (a)	9,329,913

		15,516,908

	Wireless Telecommunication Services (1.0%)
36,043	Millicom International Cellular SA (Luxembourg) (a)	2,658,892

	Total Common Stocks (Cost $251,897,583)	268,908,392

	Convertible Preferred Stocks (1.1%)
	Biotechnology
138,620	Ironwood Pharmaceuticals (144A) (Cost $1,663,440) (c)(d)(e)	3,049,640

NUMBER OF
SHARES (000)
	Short-Term Investment (0.5%)
	Investment Company (f)
1,443	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $1,443,421)		1,443,421

	Total Investments (Cost $255,004,444) (g)	100.1%	273,401,453
	Liabilities in Excess of Other Assets	(0.1)	(227,854)

	Net Assets	100.0%	$273,173,599

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Securities with a total market value equal to $29,639,998 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(d)	Resale is restricted to qualified institutional investors.

(e)	Illiquid security.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid Cap Growth Fund
Notes to the Portfolio of Investments (unaudited)
12/31/2009

Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
Air Freight & Logistics	$10,970,331	$10,970,331	—	—
Capital Markets	11,082,592	11,082,592	—	—
Chemicals	12,090,086	12,090,086	—	—
Commercial Services & Supplies	2,555,592	2,555,592	—	—
Communications Equipment	3,155,341	3,155,341	—	—
Computers & Peripherals	8,435,969	8,435,969	—	—
Construction Materials	7,060,760	7,060,760	—	—
Distributors	9,351,109	—	$9,351,109	—
Diversified Consumer Services	8,323,856	8,323,856	—	—
Diversified Financial Services	20,030,225	20,030,225	—	—
Health Care Equipment & Supplies	9,233,187	9,233,187	—	—
Hotels, Restaurants & Leisure	20,726,592	20,726,592	—	—
Household Durables	7,998,679	7,998,679	—	—
Information Technology Services	5,899,088	—	5,899,088	—
Internet & Catalog Retail	12,791,118	12,791,118	—	—
Internet Software & Services	24,128,049	18,969,077	5,158,972	—
Life Sciences Tools & Services	12,202,040	12,202,040	—	—
Media	11,358,529	11,358,529	—	—
Multiline Retail	2,585,031	2,585,031	—	—
Oil, Gas & Consumable Fuels	19,851,797	19,851,797	—	—
Personal Products	4,302,221	4,302,221	—	—
Pharmaceuticals	3,507,011	3,507,011	—	—
Professional Services	23,093,389	16,912,200	6,181,189	—
Software	15,516,908	15,516,908	—	—
Wireless Telecommunication Services	2,658,892	2,658,892	—	—

Total Common Stocks	268,908,392	242,318,034	26,590,358	—

Convertible Preferred Stocks	3,049,640	—	—	$3,049,640

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Short-Term Investment — Investment Company	1,443,421	1,443,421	—	—

Total	$273,401,453	$243,761,455	$26,590,358	$3,049,640

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities
Beginning Balance	$1,663,440
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,386,200
Realized gains (losses)	—

Ending Balance	$3,049,640

Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2009	$1,386,200

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid-Cap Growth Fund

/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian

Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith

Francis Smith
Principal Financial Officer
February 18, 2010